SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) case	Jan. 31, 2024 USD ($)
Significant Contingent Liabilities And Unrecognized Commitments [Abstract]
Litigation, damages sought by plaintiffs | $		$ 2.3
Additional claim arising from incident amount | $	$ 4.4
Number of employment-related litigation case, resolved | case	2
Number of employment-related litigation case | case	3